TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 04, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Deferred Tax Assets, Net, Total		$ 2,216	$ 4,192
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued		158	158
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		7	8	$ 8
Unrecognized Tax Benefits, Interest on Income Taxes Expense		$ 219	$ 212
U S Subsidiaries [Member]
Operating Loss Carry forwards Expiration Period		expire between 2020 and 2034.
Operating Loss Carryforwards		$ 75,000
Deferred Tax Assets, Net, Total		1,075
State [Member]
Operating Loss Carryforwards		$ 11,000
Year 2014 [Member]
Percentage Of Amendment Tax Rate					9.00%
Thereafter [Member]
Percentage Of Amendment Tax Rate					16.00%
Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		10.00%
Maximum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		25.00%
Accrued Income Taxes, Current		$ 180
Israeli Taxation [Member]
Income Tax Holiday, Description		the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has been no longer eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings		$ 540
Operating Loss Carryforwards		13,600
Deferred Tax Assets, Net, Total		$ 1,141
Effective Income Tax Rate Reconciliation, Percent		26.50%	26.50%	25.00%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards		$ 66,200
Israeli Taxation [Member] | Minimum [Member] | Subsequent Event [Member]
Effective Income Tax Rate Reconciliation, Percent	25.00%
Israeli Taxation [Member] | Maximum [Member] | Subsequent Event [Member]
Effective Income Tax Rate Reconciliation, Percent	26.50%